Financial Instruments and Risk Management - Schedule of Financial Liabilities (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Carrying Amounts[Member]
Schedule of Financial Liabilities [Line Items]
Trade payables	$ 8,396,393	RM 34,236,294	RM 18,315,260
Other payables and accrued liabilities	4,284,830	17,471,394	8,951,463
Convertible securities payable	12,953,974	52,819,830	64,170,406
Bank and other borrowings	27,047,625	110,286,692	63,340,867
Lease liabilities	135,647	553,103	708,629
Amount due to related parties	115,126	469,425	3,901,595
Financial liabilities	52,933,595	215,836,738	159,388,220
Contractual Cash Flows [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables	8,396,393	34,236,294	18,315,260
Other payables and accrued liabilities	4,284,830	17,471,394	8,951,463
Convertible securities payable	12,953,974	52,819,830	64,170,406
Bank and other borrowings	28,815,770	117,496,300	67,741,152
Lease liabilities	135,647	553,103	744,000
Amount due to related parties	115,126	469,425	4,047,143
Financial liabilities	54,701,740	223,046,346	163,969,424
Within 1 year [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables	8,396,393	34,236,294	18,315,260
Other payables and accrued liabilities	4,284,830	17,471,394	8,951,463
Convertible securities payable	12,953,974	52,819,830	64,170,406
Bank and other borrowings	21,670,671	88,362,161	46,998,342
Lease liabilities	20,063	81,808	462,000
Amount due to related parties	115,126	469,425	4,047,143
Financial liabilities	47,441,057	192,971,487	142,944,614
More than 1 year and less than 2 years [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables
Other payables and accrued liabilities
Convertible securities payable
Bank and other borrowings	3,873,188	15,792,923	16,109,886
Lease liabilities	115,584	471,295	282,000
Amount due to related parties
Financial liabilities	3,988,772	16,264,218	16,391,886
More than 5 years [Member]
Schedule of Financial Liabilities [Line Items]
Trade payables
Other payables and accrued liabilities
Convertible securities payable
Bank and other borrowings	3,271,911	13,341,216	4,632,924
Lease liabilities
Amount due to related parties
Financial liabilities	$ 3,271,911	RM 13,341,216	RM 4,632,924